Application of New Standards, Amendments and Interpretations - Summary of New Standards, Interpretations and Amendments (Details)	12 Months Ended
Dec. 31, 2019
Amendment to IAS 1 and IAS 8, ‘Disclosure Initiative-Definition of Material'
Disclosure of initial application of standards or interpretations [line items]
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments to IFRS 3, ‘Definition of a business'
Disclosure of initial application of standards or interpretations [line items]
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments to IFRS 9, IAS 39 and IFRS7, ‘Interest rate benchmark reform'
Disclosure of initial application of standards or interpretations [line items]
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments to IFRS 10 and IAS 28, ‘ Sale or contribution of assets between an investor and its associate or joint venture'
Disclosure of initial application of standards or interpretations [line items]
Effective Date by International Accounting Standards Board ("IASB")	To be determined by IASB
IFRS 17, ‘Insurance contracts'
Disclosure of initial application of standards or interpretations [line items]
Date by which application of new IFRS is required	Jan. 01, 2021